Pay vs Performance Disclosure - USD ($)	2 Months Ended	10 Months Ended	12 Months Ended
	Dec. 28, 2024	Oct. 29, 2024	Dec. 28, 2024	Dec. 30, 2023	Dec. 31, 2022	Jan. 01, 2022	Jan. 02, 2021
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
Pay Versus Performance
The following table provides information about the relationship between executive compensation actually paid and certain financial performance of the Company. Please see “Compensation Discussion and Analysis” for a discussion of our compensation philosophy, objectives, process and components of our NEO compensation program, including how the Compensation Committee structures our NEO compensation program to motivate and reward the achievement of performance-based financial goals that align with our operational and strategic objectives. The SEC-defined Compensation Actually Paid (“CAP”) data set forth in the table below does not reflect amounts actually realized by our NEOs, and the Compensation Committee has not used or considered CAP previously in establishing the NEO compensation program. A significant portion of the CAP amounts shown relate to changes in values of unvested awards over the course of the reporting fiscal year. Accordingly, CAP may be positive or negative in an applicable given year solely due to adjustments made. These unvested awards remain subject to significant risk from forfeiture conditions and possible future declines in value based on changes in our stock price. As described in detail in the “Compensation Discussion and Analysis” section above, the PSUs are subject to multi-fiscal year performance conditions tied to objective performance metrics and all of the RSUs and PSUs are subject to time vesting conditions. The ultimate values actually realized by our NEOs from unvested equity awards, if any, will not be determined until the awards fully vest (or thereafter upon exercise, in the case of outstanding stock options).
							VALUE OF INITIAL FIXED $100 INVESTMENT BASED ON:
FISCAL YEAR (a)	SUMMARY COMPENSATION TABLE TOTAL FOR LINDBERG ($)(1) (b-1)	COMPENSATION ACTUALLY PAID TO LINDBERG ($)(2) (c-1)	SUMMARY COMPENSATION TABLE TOTAL FOR SHEEDY ($)(1) (b-2)	COMPENSATION ACTUALLY PAID TO SHEEDY ($)(2) (c-2)	AVERAGE SUMMARY COMPENSATION TABLE TOTAL FOR NON- PEO NEOS ($)(3) (d)	AVERAGE COMPENSATION ACTUALLY PAID TO NON- PEO NEOS ($)(4) (e)	TOTAL SHAREHOLDER RETURN ($)(5) (f)	PEER GROUP TOTAL SHAREHOLDER RETURN ($)(6) (g)	NET INCOME (thousands) ($)(7) (h)	ADJUSTED EBITDA (thousands) ($)(8) (i)
2024	4,762,087	1,866,695	9,478,398	200,456	1,285,698	(327,447)	46.22	156.59	39,465	236,779
2023	—	—	6,239,771	7,950,403	1,897,798	2,297,082	80.55	136.50	79,437	252,621
2022	5,330,287	8,453,783	—	—	2,259,365	3,264,167	87.21	118.60	65,052	214,682
2021	4,008,965	(515,014)	—	—	1,693,919	25,605	84.49	172.04	62,310	182,892
2020	5,452,022	12,956,398	—	—	2,278,353	4,068,193	117.27	147.65	106,713	212,705

(1)
The dollar amounts reported in column (b-1) are the amounts of total compensation reported for Eric J. Lindberg, Jr. (our Chief Executive Officer during Fiscal Years 2020 through 2022 and our Interim Chief Executive Officer during a portion of Fiscal Year 2024) for each corresponding fiscal year in the “Total” column of the Summary Compensation Table in this Proxy Statement and in the Company’s proxy statements for the 2024 annual meeting of stockholders and 2023 annual meeting of stockholders. The dollar amounts reported in column (b-2) is the amount of total compensation reported for Robert J. Sheedy, Jr. (our President and Chief Executive Officer during Fiscal Year 2023 and for a portion of Fiscal Year 2024) for Fiscal Year 2024 in the “Total” column of the Summary Compensation Table.

(2)
The dollar amounts reported in column (c-1) and (c-2) represent the amount of “compensation actually paid” to Mr. Lindberg (for Fiscal Years 2020 through 2022 and a portion of Fiscal Year 2024) and to Mr. Sheedy (for Fiscal Year 2023 and a portion of Fiscal Year 2024), as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual amount of compensation earned by or paid to Mr. Lindberg or Mr. Sheedy during the applicable fiscal year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following table provides the adjustments that were made to Mr. Lindberg’s total compensation (for Fiscal Years 2020 through 2022 and a portion of Fiscal Year 2024) to Mr. Sheedy’s total compensation (for Fiscal Year 2023 and a portion of Fiscal Year 2024) to determine the compensation actually paid. No amounts were reported in the “Change in Pension Value and Nonqualified Deferred Compensation Earnings” column of the Summary Compensation Table for any applicable fiscal year, and therefore no defined benefit and actuarial pension plan adjustments were made for any applicable fiscal year.

FISCAL YEAR	REPORTED SUMMARY COMPENSATION TABLE TOTAL FOR PEO ($)	REPORTED VALUE OF EQUITY AWARDS ($)(a)	EQUITY AWARD ADJUSTMENTS ($)(b)	COMPENSATION ACTUALLY PAID TO PEO ($)
Lindberg
2024	4,762,087	(4,254,398)	1,359,006	1,866,695
2023	—	—	—	—
2022	5,330,287	(3,300,033)	6,423,529	8,453,783
2021	4,008,965	(3,200,036)	(1,323,943)	(515,014)
2020	5,452,022	(3,090,028)	10,594,404	12,956,398
Sheedy
2024	9,478,398	(4,150,023)	(5,127,919)	200,456
2023	6,239,771	(3,996,047)	5,706,679	7,950,403
2022	—	—	—	—
2021	—	—	—	—
2020	—	—	—	—

(a)
The grant date fair value of equity awards represents the total of the amounts reported in the “Stock Awards” columns in the Summary Compensation Table for the applicable fiscal year.

(b)
The equity award adjustments for each applicable fiscal year include the addition (or subtraction, as applicable) of the following: (i) the fiscal year-end fair value of any equity awards granted in the applicable fiscal year that are outstanding and unvested as of the end of the fiscal year; (ii) the amount of change as of the end of the applicable fiscal year (from the end of the prior fiscal year) in fair value of any awards granted in prior fiscal years that are outstanding and unvested as of the end of the applicable fiscal year; (iii) for awards granted in prior fiscal years that vest in the applicable fiscal year, the amount equal to the change as of the vesting date (from the end of the prior fiscal year) in fair value; and (iv) for awards granted in prior fiscal years that are determined to fail to meet the applicable vesting conditions during the applicable fiscal year, a deduction for the amount equal to the fair value at the end of the prior fiscal year. No awards were granted and vested in the same fiscal year for any applicable fiscal year and no dividends or other earnings were paid on stock or option awards (that were not otherwise reflected in fair value or total compensation) in any applicable fiscal year. The fair values of RSUs and PSUs included in the CAP to our PEO and the Average CAP to our other NEOs are calculated at the required measurement dates, consistent with the approach used to value the awards at the grant date as described in our Annual Report on Form 10-K for Fiscal Year 2024. Any changes to the RSU and PSU fair values from the grant date (for current fiscal year grants) and from prior fiscal year-end (for prior fiscal year grants) are based on our updated stock price at the respective measurement dates, and for PSUs, updated performance metric projections.

The following table provides the amounts deducted or added in calculating the equity award adjustments for Mr. Lindberg (for Fiscal Years 2020 through 2022 and a portion of Fiscal Year 2024) and for Mr. Sheedy (for Fiscal Year 2023 and a portion of Fiscal Year 2024).
FISCAL YEAR	FISCAL YEAR END FAIR VALUE OF EQUITY AWARDS GRANTED IN THE FISCAL YEAR ($)	FISCAL YEAR OVER FISCAL YEAR CHANGE IN FAIR VALUE OF OUTSTANDING AND UNVESTED EQUITY AWARDS ($)	FISCAL YEAR OVER FISCAL YEAR CHANGE IN FAIR VALUE OF EQUITY AWARDS GRANTED IN PRIOR FISCAL YEARS THAT VESTED IN THE YEAR ($)	FAIR VALUE OF VESTED AWARDS GRANTED AND VESTED IN CURRENT FISCAL YEAR ($)	FAIR VALUE AT START OF FISCAL YEAR OF AWARDS THAT FAILED TO MEET VESTING CONDITIONS ($)	TOTAL EQUITY AWARD ADJUSTMENTS ($)
Lindberg
2024	4,673,224	(3,192,407)	(121,811)	—	—	1,359,006
2023	—	—	—	—	—	—
2022	4,947,547	1,477,897	(1,915)	—	—	6,423,529
2021	2,016,720	(3,312,680)	(27,983)	—	—	(1,323,943)
2020	4,439,607	1,142,154	5,012,643	—	—	10,594,404
Sheedy
2024	480,869	(3,115,992)	(215,542)	177,212	(2,454,466)	(5,127,919)
2023	5,605,766	214,800	(113,887)	—	—	5,706,679
2022	—	—	—	—	—	—
2021	—	—	—	—	—	—
2020	—	—	—	—	—	—

(3)
The dollar amounts reported in column (d) represent the average of the amounts reported for the NEOs as a group (excluding the applicable PEO) for each corresponding fiscal year in the “Total” column of the Summary Compensation Table. The names of each of the NEOs (excluding for the applicable PEO) included for purposes of calculating the average amounts in each applicable fiscal year are as follows: (i) for Fiscal Year 2024, Lindsay E. Gray, Charles C. Bracher, Ramesh Chikkala, Steven K. Wilson and Pamela B. Burke; (ii) for Fiscal Year 2023, Charles C. Bracher, Steven K. Wilson, Pamela B. Burke and Andrea R. Bortner; (iii) for Fiscal Years 2022 and 2021, Charles C. Bracher, Robert J. Sheedy, Jr., Steven K. Wilson and Pamela B. Burke; and (iv) for Fiscal Year 2020, Charles C. Bracher, Robert J. Sheedy, Jr., Pamela B. Burke and Heather L. Mayo. Refer to “Named Executive Officer Compensation Tables—Summary Compensation Table in Fiscal Years 2024, 2023 and 2022” herein, and “Executive Compensation—Summary Compensation Table” in the Company’s proxy statements for the 2024 annual meeting of stockholders and 2023 annual meeting of stockholders.
(4)
The dollar amounts reported in column (e) represent the average amount of “compensation actually paid” to the NEOs as a group (excluding the applicable PEO), as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual average amount of compensation earned by or paid to the NEOs as a group (excluding the applicable PEO) during the applicable fiscal year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following table provides the adjustments that were made to average total compensation for the NEOs as a group (excluding the applicable PEO) for Fiscal Year 2023 to determine the compensation actually paid, using the same methodology described above in Note 2. No amounts were reported in the “Change in Pension Value and Nonqualified Deferred Compensation Earnings” column of the Summary Compensation Table for any applicable fiscal year, so no defined benefit and actuarial pension plan adjustments were made for any applicable fiscal year, and therefore no defined benefit and actuarial pension plan adjustments were made for any applicable fiscal year.

FISCAL YEAR	AVERAGE REPORTED SUMMARY COMPENSATION TABLE TOTAL FOR NON-PEO NEOS ($)	AVERAGE REPORTED VALUE OF EQUITY AWARDS ($)	AVERAGE EQUITY AWARD ADJUSTMENTS ($)(a)	AVERAGE COMPENSATION ACTUALLY PAID TO NON- PEO NEOS ($)
2024	1,285,698	(788,235)	(824,910)	(327,447)
2023	1,897,798	(1,041,004)	1,440,288	2,297,082
2022	2,259,365	(1,239,373)	2,244,175	3,264,167
2021	1,693,919	(1,192,583)	(475,731)	25,605
2020	2,278,353	(1,092,192)	2,882,032	4,068,193

(a)
See Note (b) to footnote (2) above for an explanation of the equity award adjustments made in accordance with Item 402(v) of Regulation S-K. The following table provides the amounts deducted or added in calculating the total average equity award adjustments for the NEOs as a group (excluding the applicable PEO).

FISCAL YEAR	AVERAGE FISCAL YEAR END FAIR VALUE OF EQUITY AWARDS ($)	FISCAL YEAR OVER FISCAL YEAR AVERAGE CHANGE IN FAIR VALUE OF OUTSTANDING AND UNVESTED EQUITY AWARDS ($)	FISCAL YEAR OVER FISCAL YEAR AVERAGE CHANGE IN FAIR VALUE OF EQUITY AWARDS GRANTED IN PRIOR FISCAL YEARS THAT VESTED IN THE FISCAL YEAR ($)	TOTAL AVERAGE EQUITY AWARD ADJUSTMENTS ($)
2024	286,833	(1,092,375)	(19,368)	(824,910)
2023	1,398,644	113,942	(72,298)	1,440,288
2022	1,770,827	462,087	11,261	2,244,175
2021	780,129	(1,211,359)	(44,501)	(475,731)
2020	1,495,126	391,680	995,226	2,882,032

(5)
Based on the Cumulative TSR as of the end of the applicable fiscal year, which is calculated by dividing the sum of the cumulative amount of dividends for the measurement period, assuming dividend reinvestment, and the difference between our stock price at the end and the beginning of the measurement period by our stock price at the beginning of the measurement period. Historical stock price performance is not necessarily indicative of future stock price performance.

(6)
Represents the weighted peer group TSR, weighted according to the respective companies’ stock market capitalization at the beginning of each period for which a return is indicated. The peer group used for this purpose is the following published industry index: Nasdaq US Benchmark General Retailers Index.

(7)
The dollar amounts reported represent the amount of net income reflected in our audited consolidated financial statements for the applicable fiscal year.

(8)
Adjusted EBITDA is defined as net income before net interest expense, income tax expenses, depreciation and amortization expenses, share-based compensation expense, loss on debt extinguishment and modification, asset impairment and gain or loss on disposition, acquisition and integration costs, costs related to the amortization of inventory purchase accounting asset step-ups, restructuring charges, and certain other expenses that may not be indicative of, or are unrelated to, our core operating results, and that may vary in frequency or magnitude. Beginning with the fourth quarter of fiscal 2022, we updated our definition of adjusted EBITDA to exclude the impact of non-cash rent expense and the provision for (write-off of) accounts receivable reserves. The presentation for adjusted EBITDA for Fiscal Years 2021 and 2020 has been recast to reflect these changes. While we use other financial and non-financial performance measures for the purpose of evaluating performance for our compensation programs, we have determined that adjusted EBITDA is the financial performance measure that, in our assessment, represents the most important performance measure (that is not otherwise required to be disclosed in the table) used by us to link compensation actually paid to our NEOs, for the most recently completed fiscal year, to Company performance. For Fiscal Year 2023 and prior years adjusted EBITDA was used as a significant performance metric for both our AIP and for PSUs. For Fiscal Year 2024, adjusted EBITDA was again used as a significant performance metric for our AIP. We may determine a different financial performance measure to be the most important financial performance measure in future fiscal years.

Company Selected Measure Name			ADJUSTEDEBITDA
Named Executive Officers, Footnote
(1)
The dollar amounts reported in column (b-1) are the amounts of total compensation reported for Eric J. Lindberg, Jr. (our Chief Executive Officer during Fiscal Years 2020 through 2022 and our Interim Chief Executive Officer during a portion of Fiscal Year 2024) for each corresponding fiscal year in the “Total” column of the Summary Compensation Table in this Proxy Statement and in the Company’s proxy statements for the 2024 annual meeting of stockholders and 2023 annual meeting of stockholders. The dollar amounts reported in column (b-2) is the amount of total compensation reported for Robert J. Sheedy, Jr. (our President and Chief Executive Officer during Fiscal Year 2023 and for a portion of Fiscal Year 2024) for Fiscal Year 2024 in the “Total” column of the Summary Compensation Table.
(3)
The dollar amounts reported in column (d) represent the average of the amounts reported for the NEOs as a group (excluding the applicable PEO) for each corresponding fiscal year in the “Total” column of the Summary Compensation Table. The names of each of the NEOs (excluding for the applicable PEO) included for purposes of calculating the average amounts in each applicable fiscal year are as follows: (i) for Fiscal Year 2024, Lindsay E. Gray, Charles C. Bracher, Ramesh Chikkala, Steven K. Wilson and Pamela B. Burke; (ii) for Fiscal Year 2023, Charles C. Bracher, Steven K. Wilson, Pamela B. Burke and Andrea R. Bortner; (iii) for Fiscal Years 2022 and 2021, Charles C. Bracher, Robert J. Sheedy, Jr., Steven K. Wilson and Pamela B. Burke; and (iv) for Fiscal Year 2020, Charles C. Bracher, Robert J. Sheedy, Jr., Pamela B. Burke and Heather L. Mayo. Refer to “Named Executive Officer Compensation Tables—Summary Compensation Table in Fiscal Years 2024, 2023 and 2022” herein, and “Executive Compensation—Summary Compensation Table” in the Company’s proxy statements for the 2024 annual meeting of stockholders and 2023 annual meeting of stockholders.

Peer Group Issuers, Footnote
(6)
Represents the weighted peer group TSR, weighted according to the respective companies’ stock market capitalization at the beginning of each period for which a return is indicated. The peer group used for this purpose is the following published industry index: Nasdaq US Benchmark General Retailers Index.

Adjustment To PEO Compensation, Footnote
(2)
The dollar amounts reported in column (c-1) and (c-2) represent the amount of “compensation actually paid” to Mr. Lindberg (for Fiscal Years 2020 through 2022 and a portion of Fiscal Year 2024) and to Mr. Sheedy (for Fiscal Year 2023 and a portion of Fiscal Year 2024), as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual amount of compensation earned by or paid to Mr. Lindberg or Mr. Sheedy during the applicable fiscal year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following table provides the adjustments that were made to Mr. Lindberg’s total compensation (for Fiscal Years 2020 through 2022 and a portion of Fiscal Year 2024) to Mr. Sheedy’s total compensation (for Fiscal Year 2023 and a portion of Fiscal Year 2024) to determine the compensation actually paid. No amounts were reported in the “Change in Pension Value and Nonqualified Deferred Compensation Earnings” column of the Summary Compensation Table for any applicable fiscal year, and therefore no defined benefit and actuarial pension plan adjustments were made for any applicable fiscal year.

FISCAL YEAR	REPORTED SUMMARY COMPENSATION TABLE TOTAL FOR PEO ($)	REPORTED VALUE OF EQUITY AWARDS ($)(a)	EQUITY AWARD ADJUSTMENTS ($)(b)	COMPENSATION ACTUALLY PAID TO PEO ($)
Lindberg
2024	4,762,087	(4,254,398)	1,359,006	1,866,695
2023	—	—	—	—
2022	5,330,287	(3,300,033)	6,423,529	8,453,783
2021	4,008,965	(3,200,036)	(1,323,943)	(515,014)
2020	5,452,022	(3,090,028)	10,594,404	12,956,398
Sheedy
2024	9,478,398	(4,150,023)	(5,127,919)	200,456
2023	6,239,771	(3,996,047)	5,706,679	7,950,403
2022	—	—	—	—
2021	—	—	—	—
2020	—	—	—	—

(a)
The grant date fair value of equity awards represents the total of the amounts reported in the “Stock Awards” columns in the Summary Compensation Table for the applicable fiscal year.

(b)
The equity award adjustments for each applicable fiscal year include the addition (or subtraction, as applicable) of the following: (i) the fiscal year-end fair value of any equity awards granted in the applicable fiscal year that are outstanding and unvested as of the end of the fiscal year; (ii) the amount of change as of the end of the applicable fiscal year (from the end of the prior fiscal year) in fair value of any awards granted in prior fiscal years that are outstanding and unvested as of the end of the applicable fiscal year; (iii) for awards granted in prior fiscal years that vest in the applicable fiscal year, the amount equal to the change as of the vesting date (from the end of the prior fiscal year) in fair value; and (iv) for awards granted in prior fiscal years that are determined to fail to meet the applicable vesting conditions during the applicable fiscal year, a deduction for the amount equal to the fair value at the end of the prior fiscal year. No awards were granted and vested in the same fiscal year for any applicable fiscal year and no dividends or other earnings were paid on stock or option awards (that were not otherwise reflected in fair value or total compensation) in any applicable fiscal year. The fair values of RSUs and PSUs included in the CAP to our PEO and the Average CAP to our other NEOs are calculated at the required measurement dates, consistent with the approach used to value the awards at the grant date as described in our Annual Report on Form 10-K for Fiscal Year 2024. Any changes to the RSU and PSU fair values from the grant date (for current fiscal year grants) and from prior fiscal year-end (for prior fiscal year grants) are based on our updated stock price at the respective measurement dates, and for PSUs, updated performance metric projections.
The following table provides the amounts deducted or added in calculating the equity award adjustments for Mr. Lindberg (for Fiscal Years 2020 through 2022 and a portion of Fiscal Year 2024) and for Mr. Sheedy (for Fiscal Year 2023 and a portion of Fiscal Year 2024).
FISCAL YEAR	FISCAL YEAR END FAIR VALUE OF EQUITY AWARDS GRANTED IN THE FISCAL YEAR ($)	FISCAL YEAR OVER FISCAL YEAR CHANGE IN FAIR VALUE OF OUTSTANDING AND UNVESTED EQUITY AWARDS ($)	FISCAL YEAR OVER FISCAL YEAR CHANGE IN FAIR VALUE OF EQUITY AWARDS GRANTED IN PRIOR FISCAL YEARS THAT VESTED IN THE YEAR ($)	FAIR VALUE OF VESTED AWARDS GRANTED AND VESTED IN CURRENT FISCAL YEAR ($)	FAIR VALUE AT START OF FISCAL YEAR OF AWARDS THAT FAILED TO MEET VESTING CONDITIONS ($)	TOTAL EQUITY AWARD ADJUSTMENTS ($)
Lindberg
2024	4,673,224	(3,192,407)	(121,811)	—	—	1,359,006
2023	—	—	—	—	—	—
2022	4,947,547	1,477,897	(1,915)	—	—	6,423,529
2021	2,016,720	(3,312,680)	(27,983)	—	—	(1,323,943)
2020	4,439,607	1,142,154	5,012,643	—	—	10,594,404
Sheedy
2024	480,869	(3,115,992)	(215,542)	177,212	(2,454,466)	(5,127,919)
2023	5,605,766	214,800	(113,887)	—	—	5,706,679
2022	—	—	—	—	—	—
2021	—	—	—	—	—	—
2020	—	—	—	—	—	—

Non-PEO NEO Average Total Compensation Amount			$ 1,285,698	$ 1,897,798	$ 2,259,365	$ 1,693,919	$ 2,278,353
Non-PEO NEO Average Compensation Actually Paid Amount			$ (327,447)	2,297,082	3,264,167	25,605	4,068,193
Adjustment to Non-PEO NEO Compensation Footnote
(4)
The dollar amounts reported in column (e) represent the average amount of “compensation actually paid” to the NEOs as a group (excluding the applicable PEO), as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual average amount of compensation earned by or paid to the NEOs as a group (excluding the applicable PEO) during the applicable fiscal year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following table provides the adjustments that were made to average total compensation for the NEOs as a group (excluding the applicable PEO) for Fiscal Year 2023 to determine the compensation actually paid, using the same methodology described above in Note 2. No amounts were reported in the “Change in Pension Value and Nonqualified Deferred Compensation Earnings” column of the Summary Compensation Table for any applicable fiscal year, so no defined benefit and actuarial pension plan adjustments were made for any applicable fiscal year, and therefore no defined benefit and actuarial pension plan adjustments were made for any applicable fiscal year.

FISCAL YEAR	AVERAGE REPORTED SUMMARY COMPENSATION TABLE TOTAL FOR NON-PEO NEOS ($)	AVERAGE REPORTED VALUE OF EQUITY AWARDS ($)	AVERAGE EQUITY AWARD ADJUSTMENTS ($)(a)	AVERAGE COMPENSATION ACTUALLY PAID TO NON- PEO NEOS ($)
2024	1,285,698	(788,235)	(824,910)	(327,447)
2023	1,897,798	(1,041,004)	1,440,288	2,297,082
2022	2,259,365	(1,239,373)	2,244,175	3,264,167
2021	1,693,919	(1,192,583)	(475,731)	25,605
2020	2,278,353	(1,092,192)	2,882,032	4,068,193
(a)
See Note (b) to footnote (2) above for an explanation of the equity award adjustments made in accordance with Item 402(v) of Regulation S-K. The following table provides the amounts deducted or added in calculating the total average equity award adjustments for the NEOs as a group (excluding the applicable PEO).

FISCAL YEAR	AVERAGE FISCAL YEAR END FAIR VALUE OF EQUITY AWARDS ($)	FISCAL YEAR OVER FISCAL YEAR AVERAGE CHANGE IN FAIR VALUE OF OUTSTANDING AND UNVESTED EQUITY AWARDS ($)	FISCAL YEAR OVER FISCAL YEAR AVERAGE CHANGE IN FAIR VALUE OF EQUITY AWARDS GRANTED IN PRIOR FISCAL YEARS THAT VESTED IN THE FISCAL YEAR ($)	TOTAL AVERAGE EQUITY AWARD ADJUSTMENTS ($)
2024	286,833	(1,092,375)	(19,368)	(824,910)
2023	1,398,644	113,942	(72,298)	1,440,288
2022	1,770,827	462,087	11,261	2,244,175
2021	780,129	(1,211,359)	(44,501)	(475,731)
2020	1,495,126	391,680	995,226	2,882,032

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid and Cumulative TSR; Cumulative TSR of the Company and Nasdaq US Benchmark General Retailers Index.
The following chart presents the amount of compensation actually paid to our PEOs and the average amount of compensation actually paid to our NEOs as a group (excluding the PEOs) for Fiscal Year 2020 through Fiscal Year 2024 in comparison to our cumulative TSR and the TSR of the Nasdaq US Benchmark General Retailers Index for such years. Cumulative TSR assumes initial investment of $100.00 at our closing stock price on December 27, 2019 (the last trading day before Fiscal Year 2020). Total return includes reinvestment of dividends.

Compensation Actually Paid vs. Net Income
Compensation Actually Paid and Net Income
The following chart presents the amount of compensation actually paid to our PEOs and the average amount of compensation actually paid to our NEOs as a group (excluding the PEOs) for Fiscal Year 2020 through Fiscal Year 2024 in comparison to our net income for such years.

Compensation Actually Paid vs. Company Selected Measure
Compensation Actually Paid and Adjusted EBITDA
The following chart presents the amount of compensation actually paid to our PEOs and the average amount of compensation actually paid to our NEOs as a group (excluding the PEOs) for Fiscal Year 2020 through Fiscal Year 2024 in comparison to our adjusted EBITDA for such years.

Total Shareholder Return Vs Peer Group
Compensation Actually Paid and Cumulative TSR; Cumulative TSR of the Company and Nasdaq US Benchmark General Retailers Index.
The following chart presents the amount of compensation actually paid to our PEOs and the average amount of compensation actually paid to our NEOs as a group (excluding the PEOs) for Fiscal Year 2020 through Fiscal Year 2024 in comparison to our cumulative TSR and the TSR of the Nasdaq US Benchmark General Retailers Index for such years. Cumulative TSR assumes initial investment of $100.00 at our closing stock price on December 27, 2019 (the last trading day before Fiscal Year 2020). Total return includes reinvestment of dividends.

Tabular List, Table
FINANCIAL PERFORMANCE MEASURES
As described in greater detail in “Compensation Discussion and Analysis,” a significant portion of our executive pay is tied to Company performance in line with our compensation philosophy. Our executive compensation program rewards the achievement of specific short-term (annual) and long-term financial goals, which are aligned with our operational and strategic objectives. The most important financial performance measures used by us to link executive compensation actually paid to our NEOs, for the most recently completed fiscal year, to our performance are as follows:
•
Adjusted EBITDA;

•
Adjusted EPS;

•
Comparable store sales growth; and

•
Net sales.

Total Shareholder Return Amount			$ 46.22	80.55	87.21	84.49	117.27
Peer Group Total Shareholder Return Amount			156.59	136.5	118.6	172.04	147.65
Net Income (Loss)			$ 39,465,000	$ 79,437,000	$ 65,052,000	$ 62,310,000	$ 106,713,000
Company Selected Measure Amount			236,779,000	252,621,000	214,682,000	182,892,000	212,705,000
PEO Name	Eric J. Lindberg, Jr.	Robert J. Sheedy, Jr.
Equity Awards Adjustments, Footnote
The following table provides the amounts deducted or added in calculating the equity award adjustments for Mr. Lindberg (for Fiscal Years 2020 through 2022 and a portion of Fiscal Year 2024) and for Mr. Sheedy (for Fiscal Year 2023 and a portion of Fiscal Year 2024).
FISCAL YEAR	FISCAL YEAR END FAIR VALUE OF EQUITY AWARDS GRANTED IN THE FISCAL YEAR ($)	FISCAL YEAR OVER FISCAL YEAR CHANGE IN FAIR VALUE OF OUTSTANDING AND UNVESTED EQUITY AWARDS ($)	FISCAL YEAR OVER FISCAL YEAR CHANGE IN FAIR VALUE OF EQUITY AWARDS GRANTED IN PRIOR FISCAL YEARS THAT VESTED IN THE YEAR ($)	FAIR VALUE OF VESTED AWARDS GRANTED AND VESTED IN CURRENT FISCAL YEAR ($)	FAIR VALUE AT START OF FISCAL YEAR OF AWARDS THAT FAILED TO MEET VESTING CONDITIONS ($)	TOTAL EQUITY AWARD ADJUSTMENTS ($)
Lindberg
2024	4,673,224	(3,192,407)	(121,811)	—	—	1,359,006
2023	—	—	—	—	—	—
2022	4,947,547	1,477,897	(1,915)	—	—	6,423,529
2021	2,016,720	(3,312,680)	(27,983)	—	—	(1,323,943)
2020	4,439,607	1,142,154	5,012,643	—	—	10,594,404
Sheedy
2024	480,869	(3,115,992)	(215,542)	177,212	(2,454,466)	(5,127,919)
2023	5,605,766	214,800	(113,887)	—	—	5,706,679
2022	—	—	—	—	—	—
2021	—	—	—	—	—	—
2020	—	—	—	—	—	—
The following table provides the amounts deducted or added in calculating the total average equity award adjustments for the NEOs as a group (excluding the applicable PEO).

FISCAL YEAR	AVERAGE FISCAL YEAR END FAIR VALUE OF EQUITY AWARDS ($)	FISCAL YEAR OVER FISCAL YEAR AVERAGE CHANGE IN FAIR VALUE OF OUTSTANDING AND UNVESTED EQUITY AWARDS ($)	FISCAL YEAR OVER FISCAL YEAR AVERAGE CHANGE IN FAIR VALUE OF EQUITY AWARDS GRANTED IN PRIOR FISCAL YEARS THAT VESTED IN THE FISCAL YEAR ($)	TOTAL AVERAGE EQUITY AWARD ADJUSTMENTS ($)
2024	286,833	(1,092,375)	(19,368)	(824,910)
2023	1,398,644	113,942	(72,298)	1,440,288
2022	1,770,827	462,087	11,261	2,244,175
2021	780,129	(1,211,359)	(44,501)	(475,731)
2020	1,495,126	391,680	995,226	2,882,032

Measure:: 1
Pay vs Performance Disclosure
Name			Adjusted EBITDA
Non-GAAP Measure Description
(8)
Adjusted EBITDA is defined as net income before net interest expense, income tax expenses, depreciation and amortization expenses, share-based compensation expense, loss on debt extinguishment and modification, asset impairment and gain or loss on disposition, acquisition and integration costs, costs related to the amortization of inventory purchase accounting asset step-ups, restructuring charges, and certain other expenses that may not be indicative of, or are unrelated to, our core operating results, and that may vary in frequency or magnitude. Beginning with the fourth quarter of fiscal 2022, we updated our definition of adjusted EBITDA to exclude the impact of non-cash rent expense and the provision for (write-off of) accounts receivable reserves. The presentation for adjusted EBITDA for Fiscal Years 2021 and 2020 has been recast to reflect these changes. While we use other financial and non-financial performance measures for the purpose of evaluating performance for our compensation programs, we have determined that adjusted EBITDA is the financial performance measure that, in our assessment, represents the most important performance measure (that is not otherwise required to be disclosed in the table) used by us to link compensation actually paid to our NEOs, for the most recently completed fiscal year, to Company performance. For Fiscal Year 2023 and prior years adjusted EBITDA was used as a significant performance metric for both our AIP and for PSUs. For Fiscal Year 2024, adjusted EBITDA was again used as a significant performance metric for our AIP. We may determine a different financial performance measure to be the most important financial performance measure in future fiscal years.

Measure:: 2
Pay vs Performance Disclosure
Name			Adjusted EPS
Measure:: 3
Pay vs Performance Disclosure
Name			Comparable store sales growth
Measure:: 4
Pay vs Performance Disclosure
Name			Net sales
Eric J. Lindberg, Jr [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount			$ 4,762,087		$ 5,330,287	$ 4,008,965	$ 5,452,022
PEO Actually Paid Compensation Amount			1,866,695		8,453,783	(515,014)	12,956,398
Robert J. Sheedy, Jr [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount			9,478,398	6,239,771
PEO Actually Paid Compensation Amount			200,456	7,950,403
PEO | Eric J. Lindberg, Jr [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(4,254,398)		(3,300,033)	(3,200,036)	(3,090,028)
PEO | Eric J. Lindberg, Jr [Member] | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			1,359,006		6,423,529	(1,323,943)	10,594,404
PEO | Eric J. Lindberg, Jr [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			4,673,224		4,947,547	2,016,720	4,439,607
PEO | Eric J. Lindberg, Jr [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(3,192,407)		1,477,897	(3,312,680)	1,142,154
PEO | Eric J. Lindberg, Jr [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
PEO | Eric J. Lindberg, Jr [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(121,811)		(1,915)	(27,983)	5,012,643
PEO | Eric J. Lindberg, Jr [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
PEO | Robert J. Sheedy, Jr [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(4,150,023)	(3,996,047)
PEO | Robert J. Sheedy, Jr [Member] | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(5,127,919)	5,706,679
PEO | Robert J. Sheedy, Jr [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			480,869	5,605,766
PEO | Robert J. Sheedy, Jr [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(3,115,992)	214,800
PEO | Robert J. Sheedy, Jr [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			177,212
PEO | Robert J. Sheedy, Jr [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(215,542)	(113,887)
PEO | Robert J. Sheedy, Jr [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(2,454,466)
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(788,235)	(1,041,004)	(1,239,373)	(1,192,583)	(1,092,192)
Non-PEO NEO | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(824,910)	1,440,288	2,244,175	(475,731)	2,882,032
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			286,833	1,398,644	1,770,827	780,129	1,495,126
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(1,092,375)	113,942	462,087	(1,211,359)	391,680
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			$ (19,368)	$ (72,298)	$ 11,261	$ (44,501)	$ 995,226